Earnings Per Share (EPS) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Mar. 31, 2015	Mar. 31, 2014
Net loss	$ (1,345)	$ (1,248)	$ (5,164)	$ (3,314)
Weighted-average common shares outstanding (in shares)	10,485,000	2,032,000
Basic and diluted (in dollars per share)	$ (0.13)	$ (0.61)	$ (1.52)	$ (1.69)
Shares Excluded from EPS calculation (in shares)	5,104,011	656,351
Stock Options [Member]
Shares Excluded from EPS calculation (in shares)	610,619	383,427
Restricted Stock Units (RSUs) [Member]
Shares Excluded from EPS calculation (in shares)	23,921	152,631
Options RSUs and ESPPs [Member]
Shares Excluded from EPS calculation (in shares)	634,540	536,058
Weighted average exercise price of options, RSUs and ESPP's (in dollars per share)	$ 7.78	$ 8.93
ESPP [Member]
Shares Excluded from EPS calculation (in shares)	0	0
Sequel Power [Member] | Warrant [Member]
Shares Excluded from EPS calculation (in shares)	0	92,888
Underwriters [Member] | Warrant [Member]
Shares Excluded from EPS calculation (in shares)	186,066	0
Sequel Power Three [Member] | Warrant [Member]
Shares Excluded from EPS calculation (in shares)	27,405	27,405
Sequel Power One [Member] | Warrant [Member]
Shares Excluded from EPS calculation (in shares)	4,256,000	0